Note 4 - Segmented Information (Details Textual)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number of operating mines	3
Number of customers	3	6
Percentage of entity's revenue	100.00%	100.00%
Three Customers [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	99.00%
Major meta broker [member]
Statement Line Items [Line Items]
Number of customers	1	1
Percentage of entity's revenue	92.00%	85.00%
Six Customers [Member]
Statement Line Items [Line Items]
Percentage of entity's revenue		99.00%